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                           PAINEWEBBER MUTUAL FUNDS

                             PROSPECTUS SUPPLEMENT

                            DATED NOVEMBER 6, 1995

The following information revises the information contained in the Prospectuses of the Funds listed below:

         For purchases of Fund shares made on or after November 10, 1995, the following changes to the Funds' Class A, Class B and Class D shares will be in effect:

         a. Class A Shares. Class A shares of each Fund purchased without an initial sales charge due to the sales charge waiver for purchases of $1 million or more and held less than one year are subject to a contingent deferred sales charge ("CDSC") upon redemption. The holding period of Class A shares of a Fund acquired through an exchange with another PaineWebber mutual fund ("PW Fund") is calculated from the date the Class A shares of that PW Fund were initially purchased without a sales charge. The Class A CDSC equals 1% of the lower of: (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Class A shares of each Fund held one year or longer and Class A shares of each Fund acquired through reinvestment of dividends or capital gains distributions are not subject to this CDSC. The CDSC for Class A shares of each Fund is waived for redemptions in connection with the systematic withdrawal plan, subject to the limitations described below.

         b. Class B Shares. The description of the calculation of the CDSC for Class B shares of each Fund has been modified slightly. The maximum CDSC for Class B shares of each Fund equals 5% of the lower of: (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Class B shares of each Fund held six years or longer and Class B shares acquired through reinvestment of dividends or capital gains distributions are not subject to the CDSC. The CDSC for Class B shares of each Fund is waived under the circumstances described in that Fund's Prospectus. Class B shares of each Fund convert into Class A shares as described in that Fund's Prospectus.

         c. Class C Shares (Formerly Class D shares). Effective November 10, 1995, all Class D shares will be renamed Class C shares.

         Class C shares of each Fund held less than one year will be subject to a CDSC on redemptions. The holding period of Class C shares of a Fund acquired through an exchange with another PW Fund is calculated from the date the Class C shares of that PW Fund were initially purchased. The CDSC on Class C shares equals 0.75% (with respect to fixed income funds, including, PaineWebber California Tax-Free Income Fund, PaineWebber Global Income Fund, PaineWebber High Income Fund, PaineWebber Investment Grade Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Municipal High Income Fund, PaineWebber National Tax-Free Income Fund, PaineWebber New York Tax-Free Income Fund, PaineWebber Strategic Income Fund and PaineWebber U.S. Government Income Fund) or 1.00% (with respect to equity funds, including PaineWebber Balanced Fund, PaineWebber Capital Appreciation Fund, PaineWebber Growth Fund, PaineWebber Growth and Income Fund, PaineWebber Small Cap Value Fund and PaineWebber Utility Income Fund) of the lower of: (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Redemptions of Class C shares of a Fund acquired through an exchange and held less than one year will be subject to the same CDSC that would have been imposed on Class C shares of the PW Fund originally purchased that were subsequently exchanged into Class C shares of the Fund. Class C shares of each Fund held one year or longer and Class C shares of each Fund acquired through reinvestment of dividends or capital gains are not subject to the CDSC. The CDSC for Class C shares of each Fund is waived for redemptions in connection with the systematic withdrawal plan, subject to the limitations described below.

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         d. Waivers for Systematic Withdrawal Plan. Shareholders who own Class A
         shares or Class C shares (formerly Class D shares) of a Fund with a value of $5,000 or more may have PaineWebber redeem a portion of their shares monthly, quarterly or semi-annually under the systematic withdrawal plan. Shareholders who participate in the systematic withdrawal plan must elect to have all dividends reinvested in additional shares of the same Class. The minimum amount for all withdrawals of Class A or Class C shares is $100. Provided that the shareholder does not withdraw an amount exceeding 12% in the first year after purchase of his or her "Initial Account Balance," a term that means the value of the Fund account at the time the shareholder elects to participate in the systematic withdrawal plan, no CDSC is imposed on such withdrawals within the first year after purchase for (1) Class A shares purchased pursuant to the sales charge waiver for purchases of $1 million or more and (2) Class C shares. Class A or Class C shareholders' participation in the systematic withdrawal plan will terminate automatically if the Initial Account Balance (plus the net asset value on the date of purchase of Fund shares acquired after the election to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than $5,000. No changes have been made to the systematic withdrawal plan with respect to Class B shares.

The Prospectuses of the following PaineWebber Mutual Funds are supplemented by this supplement:

         NAME OF FUND                               DATE OF PROSPECTUS
         ------------                               ------------------
         PaineWebber Balanced Fund                  July 1, 1995, as revised
                                                    August 14, 1995
         PaineWebber California Tax-Free Income     July 1, 1995,
         Fund                                       as supplemented
                                                    September 7, 1995
         PaineWebber Capital Appreciation Fund      August 1, 1995
         PaineWebber Global Income Fund             March 1, 1995, as
                                                    supplemented August 3, 1995
         PaineWebber Growth Fund                    January 1, 1995
         PaineWebber Growth and Income Fund         May 12, 1995, as
                                                    supplemented June 21, 1995
         PaineWebber High Income Fund               April 1, 1995, as
                                                    supplemented
                                                    June 21, 1995
         PaineWebber Investment Grade Income Fund   April 1, 1995, as
                                                    supplemented June 21, 1995
         PaineWebber Low Duration U.S. Government   April 1, 1995, as
         Income Fund                                supplemented June 21, 1995,
                                                    and August 17, 1995
         PaineWebber Money Market Fund              July 1, 1995
         PaineWebber Municipal High Income Fund     July 1, 1995,
                                                    as supplemented
                                                    September 7, 1995
         PaineWebber National Tax-Free Fund         June 1, 1995,
                                                    as supplemented
                                                    September 7, 1995
         PaineWebber New York Tax-Free Income Fund  July 1, 1995,
                                                    as supplemented
                                                    September 7, 1995
         PaineWebber Small Cap Value Fund           December 1, 1994, as
                                                    supplemented June 21, 1995
         PaineWebber Strategic Income Fund          June 1, 1995
         PaineWebber U.S. Government Income Fund    April 1, 1995, as
                                                    supplemented June 21, 1995
         PaineWebber Utility Income Fund            April 1, 1995, as
                                                    supplemented June 21, 1995

This Prospectus Supplement does not replace any prior supplements to the Prospectuses listed above.